NovaTide Flexible Allocation ETF
Schedule of Investments
November 30, 2025 (Unaudited)
CLOSED-END FUNDS - 5.0%	Shares	Value
ASA Gold and Precious Metals Ltd.(a)	1,489	$78,500
Neuberger Berman Next Generation Connectivity Fund, Inc.	19,065	280,446
Royce Global Trust, Inc.	4,559	57,672
Templeton Emerging Markets Fund	9,841	165,624
		582,242

TOTAL CLOSED-END FUNDS (Cost $564,404)		582,242

COMMON STOCKS - 1.5%	Shares	Value
Financial Services - 1.4%
Runway Growth Finance Corp.	17,910	164,593

Health Care - 0.1%
Cypherpunk Technologies, Inc.(a)	8,624	13,195

TOTAL COMMON STOCKS (Cost $195,214)		177,788

EXCHANGE TRADED FUNDS - 86.3%	Shares	Value
abrdn Physical Platinum Shares ETF(a)	413	63,020
Alps Smith Core Plus Bond ETF	36,252	952,703
Applied Finance Valuation ETF	13,362	590,868
Distillate Small/Mid Cash Flow ETF	20,318	714,354
DoubleLine Commercial Real Estate ETF	11,834	617,971
Emerald Life Sciences Innovation ETF(a)	14,862	563,420
First Trust Multi-Manager Small Cap Opportunities ETF	11,632	281,820
First Trust Natural Gas ETF	9,709	238,841
Global X Copper Miners ETF	1,963	126,221
Global X Lithium & Battery Tech ETF	956	60,668
Global X MLP & Energy Infrastructure ETF	4,150	252,569
Invesco China Technology ETF	1,038	54,620
Invesco Global Listed Private Equity ETF	3,504	231,790
iShares 0-3 Month Treasury Bond ETF	1,332	134,092
iShares Bitcoin Trust ETF(a)	5,637	290,587
iShares Core S&P 500 ETF	499	342,598
iShares MSCI Brazil ETF	5,439	182,805
iShares MSCI Japan ETF	2,795	232,013
Morgan Stanley India Investment Fund, Inc.	6,732	181,697
PGIM Short Duration Multi-Sector Bond ETF	33,219	1,714,452
Proshares S&P 500 Ex-Health Care ETF	7,771	578,549
Sprott Physical Gold and Silver Trust(a)	5,006	207,449
Sprott Uranium Miners ETF	3,004	166,992
Touchstone Sands Capital US Select Growth ETF(a)	15,687	449,324
VanEck Gold Miners ETF	3,963	329,840

VanEck Onchain Economy ETF(a)	4,333	170,590
VanEck Rare Earth and Strategic Metals ETF	902	67,479
VanEck Robotics ETF	3,358	172,680
Virtus Reaves Utilities ETF	2,079	174,969
		10,144,981

TOTAL EXCHANGE TRADED FUNDS (Cost $9,561,239)		10,144,981

INVESTMENT COMPANIES - 6.0%	Shares	Value
Financial Services - 6.0%
Barings BDC, Inc.	32,154	294,209
Goldman Sachs BDC, Inc.	11,794	118,058
Oaktree Specialty Lending Corp.	21,321	294,230
		706,497

TOTAL INVESTMENT COMPANIES (Cost $702,744)		706,497

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.92%(b)	123,128	123,128

TOTAL SHORT-TERM INVESTMENTS (Cost $123,128)		123,128

TOTAL INVESTMENTS - 99.8% (Cost $11,146,729)		$11,734,636
Other Assets in Excess of Liabilities - 0.2%		19,894
TOTAL NET ASSETS - 100.0%		$11,754,530

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of November 30, 2025.